Equity-Accounted Investees (Details) - EUR (€) € in Thousands			12 Months Ended
	Dec. 19, 2024	Jul. 22, 2021	Dec. 31, 2024	Dec. 31, 2023
Equity-accounted Investees [Abstract]
Ownership interest	50.00%	50.00%
Loan to support		€ 2,000
Fund amount				€ 1,520
Total consideration	€ 1,500
Contingent payments			€ 515,100
Potential contingent payments			€ 515,100